Accounts receivable	12 Months Ended
Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable

Accounts receivable are all current as at December 31, 2019.

	For the year ended
	December 31,	December 31,
	2019	2018
Trade receivables	$1,297,792	$-
Other receivables	86,523	61,279
	1,384,315	61,279
Allowance for doubtful accounts	-	-
Net accounts receivable	1,384,315	61,279

The entire Trade receivable is with one client. In March 2020, US$466,000 (CAD$619,128) was received on the outstanding trade receivable as at December 31, 2019.